UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4563

                    OPPENHEIMER LIMITED-TERM GOVERNMENT FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: SEPTEMBER 30

                   Date of reporting period: DECEMBER 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Limited-Term Government Fund
STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                             PRINCIPAL
                                                                                AMOUNT              VALUE
---------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--7.7%
---------------------------------------------------------------------------------------------------------
Ace Securities Corp., Home Equity Loan Pass-Through Certificates,
Series 2002-HE7, Cl. A2B, 4.559%, 11/25/35 1                              $  4,240,000     $    4,242,619
---------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates, Series
2005-1A, Cl. A2, 4.43%, 4/20/08 1                                            2,750,000          2,751,962
---------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates, Series
2005-A, Cl. A2, 3.66%, 12/26/07                                              8,188,989          8,163,860
---------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts.:
Series 2004-2, Cl. A3, 3.58%, 1/15/09                                       10,070,000          9,885,316
Series 2005-1, Cl. A2B, 3.73%, 7/16/07                                       3,993,685          3,988,530
---------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed
Certificates:
Series 2004-D, Cl. AF1, 2.98%, 4/25/20                                         943,345            940,690
Series 2005-B, Cl. AF1, 4.02%, 3/26/35                                       1,663,084          1,654,523
---------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through
Certificates, Series 2005-A, Cl. A2, 3.72%, 12/15/07                         9,002,000          8,963,366
---------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Inc., Home Equity
Asset-Backed Certificates:
Series 2005-7, Cl. AF1B, 4.317%, 11/25/35 1                                  6,178,350          6,146,148
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 1                                  2,950,000          2,950,000
Series 2005-17, Cl. 1AF1, 4.58%, 12/27/35 1                                  6,114,000          6,113,804
Series 2005-17, Cl. 1AF2, 5.363%, 12/27/35 1                                 1,950,000          1,950,480
---------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through
Certificates, Series 2005-B, Cl. A2, 3.75%, 12/8/07                          7,395,845          7,378,584
---------------------------------------------------------------------------------------------------------
Equity One ABS, Inc., Home Equity Asset-Backed Security, Series
2004-3, Cl. AF2, 3.80%, 7/25/34 1                                            1,740,000          1,733,097
---------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Asset-Backed Certificates, Home
Equity Receivables, Series 2005-FF10, Cl. A3, 4.589%, 11/25/35 1            12,626,000         12,633,798
---------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through
Certificates:
Series 2003-B, Cl. A3A, 1.89%, 1/15/07                                       1,241,534          1,238,291
Series 2005-B, Cl. A2, 3.78%, 9/15/07                                        5,970,883          5,958,457
---------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable
Obligations, Series 2005-3, Cl. A2, 3.73%, 10/18/07                          8,452,000          8,411,621
---------------------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, Home Equity Loan Pass-Through
Certificates:
Series 2005-3, Cl. A1, 4.63%, 1/20/35 1                                      6,243,603          6,248,060
---------------------------------------------------------------------------------------------------------
Lehman XS Trust, Home Equity Mtg. Pass-Through Certificates:
Series 2005-2, Cl. 2A1B, 3.63%, 8/25/35 1                                   10,078,150         10,092,382
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                                     6,624,606          6,628,757
Series 2005-10, Cl. 2-A3B, 5.55%, 12/25/06                                   5,575,000          5,574,129
---------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, Home Equity Pass-Through
Certificates:
Series 2005-1, Cl. A F2, 3.914%, 5/25/35 1                                   1,880,000          1,854,107
Series 2005-6, Cl. A3, 5.68%, 1/25/36 1                                      3,047,000          3,047,000
---------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., CMO Pass-Through Certificates,
Series 2005-4XS, Cl. 3A1, 5.18%, 3/26/35                                    11,387,456         11,391,752
---------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Home Equity Obligations, Series
2003-25XS, Cl. A4, 4.51%, 8/25/33                                            2,329,973          2,322,757
---------------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts., Series
2004-2, Cl. A2, 2.41%, 2/15/07                                                 258,364            258,282
---------------------------------------------------------------------------------------------------------


1           |          OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund
STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                             PRINCIPAL
                                                                                AMOUNT              VALUE
---------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed
Securities:
Series 2004-A, Cl. A2, 2.47%, 1/22/07                                     $  2,509,183     $    2,505,033
Series 2005-A, Cl. A2, 3.52%, 4/20/07                                        7,275,614          7,253,307
---------------------------------------------------------------------------------------------------------
Wachovia Auto Owner Trust, Automobile Receivable Nts., Series
2004-B, Cl. A2, 2.40%, 5/21/07                                               1,223,289          1,221,584
                                                                                           --------------
Total Asset- Backed Securities (Cost $154,060,509)                                            153,502,296
---------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--64.5%
---------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--54.1%
---------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--53.6%
Fannie Mae Whole Loan, CMO Pass-Through Certificates, Trust
2004-W9, Cl. 2A2, 7%, 2/25/44                                                17,064,805         17,880,708
---------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19                                                                  779,485            759,780
5%, 1/1/36 2                                                                23,015,000         22,281,397
6%, 5/1/18-10/1/34                                                          60,678,962         61,689,903
6.50%, 4/1/18-12/1/30                                                       14,548,278         14,989,749
7%, 8/1/16-4/1/32                                                            5,675,899          5,906,665
7.50%, 2/1/32                                                                  382,706            401,740
8%, 4/1/16                                                                   4,602,618          4,904,309
8.50%, 3/1/31                                                                  825,432            893,456
9%, 8/1/22-5/1/25                                                            1,132,225          1,227,060
9.25%, 11/1/08                                                                   9,384              9,504
10%, 12/25/10-8/1/21                                                           436,115            468,107
11%, 11/1/20                                                                   259,750            294,025
11.50%, 2/1/16-11/17/20                                                        511,077            561,421
11.75%, 1/1/16-4/1/19                                                          115,705            126,372
12%, 6/1/15                                                                    105,831            116,122
12.50%, 7/1/19                                                                 227,303            250,915
13%, 8/1/15                                                                    230,926            255,998
---------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Multiclass Mtg.
Participation Certificates, Series 2035, Cl. PC, 6.95%, 3/15/28              4,828,316          4,990,994
---------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 1669, Cl. G, 6.50%, 2/15/23                                              83,311             83,211
Series 2055, Cl. ZM, 6.50%, 5/15/28                                          5,303,317          5,443,614
Series 2080, Cl. Z, 6.50%, 8/15/28                                           3,372,389          3,456,739
Series 2084, Cl. ZC, 6.50%, 8/15/28                                          3,049,512          3,097,843
Series 2220, Cl. PD, 8%, 3/15/30                                             1,193,120          1,274,735
Series 2326, Cl. ZP, 6.50%, 6/15/31                                          5,956,618          6,137,170
Series 2387, Cl. PD, 6%, 4/15/30                                               901,068            909,635
Series 2456, Cl. BD, 6%, 3/15/30                                             1,092,117          1,094,366
Series 2500, Cl. FD, 4.869%, 3/15/32 1                                       2,709,590          2,739,408
Series 2526, Cl. FE, 4.769%, 6/15/29 1                                       3,689,491          3,716,074
Series 2551, Cl. FD, 4.769%, 1/15/33 1                                       2,862,522          2,889,243
Series 2583, Cl. KA, 5.50%, 3/15/22                                            478,481            479,394
---------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Pass-Through Participation
Certificates, Series 151, Cl. F, 9%, 5/15/21                                   126,463            126,270
---------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates:
Series 2195, Cl. LH, 6.50%, 10/15/29                                         9,849,705         10,012,057
Series 2281, Cl. Z, 6.50%, 2/15/31                                          13,890,297         14,291,760
Series 2319, Cl. BZ, 6.50%, 5/15/31                                         21,381,354         21,953,928


2           |          OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund
STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                             PRINCIPAL
                                                                                AMOUNT              VALUE
---------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Series 2583, Cl. PA, 5.50%, 3/15/22                                       $  5,708,374     $    5,719,270
Series 3017, Cl. CF, 4.669%, 8/15/25 1                                       8,278,019          8,252,719
---------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 177, Cl. B, 13.218%, 7/1/26 3                                         6,956,442          1,482,189
Series 192, Cl. IO, 15.422%, 2/1/28 3                                        1,521,422            310,991
Series 200, Cl. IO, 14.042%, 1/1/29 3                                        1,794,573            390,129
Series 205, Cl. IO, 11.633%, 9/1/29 3                                        9,700,820          2,280,345
Series 206, Cl. IO, (8.54)%, 12/1/29 3                                         473,232            100,397
Series 218, Cl. IO, 17.211%, 2/1/32 3                                        3,346,898            716,464
Series 2003-118, Cl. S, 20.029%, 12/25/33 3                                 19,725,535          2,154,839
Series 2074, Cl. S, 7.416%, 7/17/28 3                                        2,001,075            191,081
Series 2079, Cl. S, 7.334%, 7/17/28 3                                        3,145,950            310,752
Series 2470, Cl. AS, 22.896%, 3/15/32 3                                      3,017,305            236,012
Series 2493, Cl. S, 16.863%, 9/15/29 3                                       2,574,051            229,191
Series 2526, Cl. SE, 10.419%, 6/15/29 3                                      5,097,481            349,216
Series 2796, Cl. SD, 12.349%, 7/15/26 3                                        995,046             77,224
Series 2819, Cl. S, 10.867%, 6/15/34 3                                      44,390,622          3,234,150
Series 2920, Cl. S, 14.307%, 1/15/35 3                                      24,124,460          1,166,191
Series 3000, Cl. SE, 20.785%, 7/15/25 3                                     26,174,985            956,596
---------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
5%, 2/1/18-6/1/18                                                           20,996,286         20,809,862
5%, 3/1/34-1/1/36 2                                                         40,334,110         39,117,781
5.50%, 5/1/24-1/1/34                                                       128,690,034        127,830,288
5.50%, 1/1/21-1/1/36 2                                                     236,997,000        235,973,623
5.863%, 1/1/12                                                              14,078,371         14,614,218
6%, 8/1/16-11/1/32                                                          69,522,661         70,861,959
6%, 10/1/16-1/1/36 2                                                         3,233,000          3,280,307
6.50%, 9/1/23-3/1/34                                                        56,629,885         58,317,598
6.50%, 1/1/36 2                                                             15,923,000         16,336,011
7%, 7/1/13-2/25/22                                                          11,489,617         11,935,459
7.50%, 2/1/27-3/1/33                                                        19,353,153         20,328,809
8%, 6/1/17-1/1/23                                                               19,912             21,260
8.50%, 7/1/32                                                                  562,989            609,615
9%, 8/1/19                                                                      30,534             33,251
9.50%, 11/1/21                                                                  23,339             25,516
10.50%, 12/1/14                                                                197,624            212,916
11%, 11/1/15-7/20/19                                                         1,504,027          1,663,712
11.25%, 6/1/14-2/15/16                                                         279,688            307,013
11.50%, 7/15/19                                                                335,493            370,920
11.75%, 7/1/11-6/1/13                                                           17,735             19,320
12%, 1/1/16-8/1/16                                                             635,410            697,112
12.50%, 8/1/15-12/1/15                                                         204,923            227,188
13%, 8/15/15-8/1/26                                                            482,315            536,627
---------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust:
CMO Interest-Only Stripped Mtg.-Backed Security, Trust 2001-T4,
Cl. IO, 2.564%, 7/25/41 3                                                    9,668,355            238,373
Commercial Mtg. Obligations, Trust 2001-T6, Cl. B, 6.088%, 5/25/11          10,125,000         10,688,374


3           |          OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund
STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                             PRINCIPAL
                                                                                AMOUNT              VALUE
---------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Trust 1988-7, Cl. Z, 9.25%, 4/25/18                                       $    150,737     $      160,586
Trust 1991-109, Cl. Z, 8.50%, 9/25/21                                          119,410            127,177
Trust 1992-34, Cl. G, 8%, 3/25/22                                              205,329            209,162
Trust 1997-16, Cl. PD, 7%, 3/18/27                                           7,442,271          7,776,427
Trust 2001-42, Cl. QF, 5.359%, 9/25/31 1                                    14,472,657         14,824,758
Trust 2001-70, Cl. LR, 6%, 9/25/30                                           2,455,818          2,479,368
Trust 2001-72, Cl. NH, 6%, 4/25/30                                           1,472,946          1,484,370
Trust 2001-74, Cl. PD, 6%, 5/25/30                                             598,048            599,553
Trust 2002-52, Cl. FD, 4.694%, 9/25/32 1                                     3,491,084          3,506,766
Trust 2002-52, Cl. FG, 4.879%, 9/25/32 1                                     3,842,324          3,888,827
Trust 2002-74, Cl. KF, 4.544%, 3/25/17 1                                     3,224,100          3,234,523
Trust 2002-77, Cl. WF, 4.77%, 12/18/32 1                                     4,449,117          4,483,132
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                        3,676,000          3,703,905
Trust 2003-21, Cl. FK, 4.594%, 3/25/33 1                                       366,555            369,607
Trust 2004-101, Cl. BG, 5%, 1/25/20                                          8,529,000          8,417,219
Trust 2005-67, Cl. BF, 4.729%, 8/25/35 1                                    15,157,136         15,195,673
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                                      4,975,000          4,906,797
Trust 2005-100, Cl. F, 4.679%, 11/25/35 1                                   64,733,177         64,963,879
Trust 2005-109, Cl. AH, 5.50%, 12/25/25                                      5,304,788          5,278,752
---------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates, Interest-Only
Stripped Mtg.-Backed Security:
Trust 2002-28, Cl. SA, 10.939%, 4/25/32 3                                    2,618,053            222,469
Trust 2002-38, Cl. SO, 8.585%, 4/25/32 3                                     3,787,601            221,233
Trust 2002-39, Cl. SD, 6.931%, 3/18/32 3                                     4,064,227            330,117
Trust 2002-48, Cl. S, 10.431%, 7/25/32 3                                     4,308,954            368,414
Trust 2002-52, Cl. SL, 10.686%, 9/25/32 3                                    2,733,840            300,922
Trust 2002-53, Cl. SK, 7.221%, 4/25/32 3                                     2,371,394            201,417
Trust 2002-56, Cl. SN, 11.78%, 7/25/32 3                                     5,852,290            501,871
Trust 2002-77, Cl. IS, 11.079%, 12/18/32 3                                   5,421,412            455,864
---------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 221, Cl. 2, 9.912%, 5/1/23 3                                           3,406,505            743,206
Trust 240, Cl. 2, 18.744%, 9/1/23 3                                          5,688,797          1,184,657
Trust 294, Cl. 2, 10.969%, 2/1/28 3                                          5,803,052          1,216,919
Trust 301, Cl. 2, 7.704%, 4/1/29 3                                           4,869,012          1,056,644
Trust 321, Cl. 2, 13.342%, 3/1/32 3                                         12,311,788          2,778,687
Trust 324, Cl. 2, 7.378%, 6/1/32 3                                          16,935,549          3,750,598
Trust 327, Cl. 2, 16.139%, 8/1/32 3                                          8,333,976          1,797,648
Trust 329, Cl. 2, 11.437%, 1/1/33 3                                          2,427,096            537,901
Trust 333, Cl. 2, 11.712%, 3/1/33 3                                         31,705,347          7,104,614
Trust 338, Cl. 2, 10.794%, 6/1/33 3                                         41,900,082          9,363,552
Trust 346, Cl. 2, 11.729%, 12/1/33 3                                        12,897,263          2,859,872
Trust 350, Cl. 2, 13.026%, 2/1/34 3                                         12,868,249          2,853,763
Trust 2001-63, Cl. SD, 10.177%, 12/18/31 3                                   4,390,513            364,527
Trust 2001-68, Cl. SC, 10.741%, 11/25/31 3                                   4,084,861            374,946
Trust 2001-81, Cl. S, 11.605%, 1/25/32 3                                     3,237,039            281,849


4           |          OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund
STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                             PRINCIPAL
                                                                                AMOUNT              VALUE
---------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 2002-9, Cl. MS, 10.333%, 3/25/32 3                                  $  4,812,006     $      420,670
Trust 2002-52, Cl. SD, 6.658%, 9/25/32 3                                     3,491,084            287,333
Trust 2002-77, Cl. SH, 12.545%, 12/18/32 3                                   3,940,845            371,201
Trust 2003-4, Cl. S, 20.563%, 2/25/33 3                                      6,743,440            715,903
Trust 2005-40, Cl. SA, 13.682%, 5/25/35 3                                   14,223,128            757,840
Trust 2005-63, Cl. SA, 21.135%, 10/25/31 3                                  15,631,602            756,702
Trust 2005-63, Cl. X, 60.101%, 10/25/31 3                                      185,043              4,778
Trust 2005-71, Cl. SA, 19.968%, 8/25/25 3                                   16,764,124          1,001,792
---------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Stripped Mtg.-Backed Security,
Trust G, Cl. 2, 11.50%, 3/1/09                                                 132,329            141,290
                                                                                           --------------
                                                                                            1,067,868,220
---------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.5%
Government National Mortgage Assn.:
6.50%, 1/15/24                                                                 403,105            422,146
7%, 1/15/09-1/20/30                                                          3,237,549          3,398,831
7.50%, 1/15/28-8/15/28                                                       1,325,380          1,395,792
8%, 9/15/07-10/15/28                                                           347,352            371,574
8.50%, 8/15/17-9/15/21                                                       1,663,392          1,795,068
9.50%, 9/15/17                                                                   6,874              7,567
10.50%, 2/15/16-7/15/21                                                        248,234            278,355
11%, 10/20/19                                                                  337,058            368,857
11.50%, 3/15/13-7/15/19                                                         85,807             94,408
13%, 2/15/11-9/15/14                                                            11,223             12,549
---------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 1998-6, Cl. SA, 7.002%, 3/16/28 3                                     3,794,982            210,395
Series 1998-19, Cl. SB, 5.943%, 7/16/28 3                                    6,280,219            596,176
Series 2001-21, Cl. SB, 3.873%, 1/16/27 3                                    7,065,369            486,514
                                                                                           --------------
                                                                                                9,438,232
---------------------------------------------------------------------------------------------------------
NON-AGENCY--10.4%
---------------------------------------------------------------------------------------------------------
COMMERCIAL--9.0%
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 2004-6, Cl. A3, 4.512%, 12/10/42                                      4,500,000          4,359,946
Series 2005-2, Cl. A4, 4.783%, 7/10/43 1                                    11,180,000         10,976,695
Series 2005-3, Cl. A2, 4.501%, 7/10/43                                       9,170,000          8,953,395
---------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., CMO Pass-Through
Certificates:
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                       7,894,778          8,018,134
Series 2004-E, Cl. 2A9, 3.712%, 6/25/34 1                                      221,798            221,727
Series 2005-E, Cl. 2A2, 4.983%, 6/25/35 1                                    1,994,790          1,985,735
---------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., Commercial Mtg.
Obligations, Series 2005-PWR7, Cl. A2, 4.945%, 2/11/41                       3,680,000          3,639,534
---------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust, Commercial Mtg.
Obligations, Series 2005-CD1, Cl. A4, 5.225%, 7/15/44 1                     10,010,000         10,120,586
---------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, CMO, Series 2005-J3, Cl. 3A1,
6.50%, 9/25/34                                                            $ 14,386,241     $   14,568,077
---------------------------------------------------------------------------------------------------------


5           |          OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund
STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

First Union National Bank/Lehman Brothers/Bank of America
Commercial Mtg. Trust, Pass-Through Certificates, Series 1998-C2,
Cl. A2, 6.56%, 11/18/35                                                      6,710,989          6,901,590
---------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                      6,670,000          6,557,190
Series 2005-CA, Cl. A3, 4.578%, 6/10/48                                      3,100,000          3,017,409
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                      5,240,000          5,205,258
---------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 1997-C1, Cl. A3, 6.869%, 7/15/29                                      3,978,049          4,068,650
Series 2004-C3, Cl. A4, 4.547%, 12/10/41                                     4,960,000          4,804,243
---------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                                     6,190,000          6,031,418
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                                     5,760,000          5,777,585
---------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Pass-Through
Certificates:
Series 2004-C1, Cl. A1, 3.659%, 10/10/28                                     5,696,953          5,521,065
Series 2004-GG2, Cl. A3, 4.602%, 8/10/38                                     4,235,000          4,183,146
---------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial
Mtg. Pass-Through Certificates, Series 2005-LDP2, Cl. A2, 4.575%,
7/15/42                                                                      2,240,000          2,195,679
---------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 2005-C5, Cl. A2, 4.885%, 9/15/30                        6,340,000          6,298,477
---------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates:
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                        11,048,114         11,108,720
Series 2004-9, Cl. A3, 4.70%, 8/25/34 1                                      7,920,000          7,883,881
---------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                        7,900,000          8,169,784
---------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg.
Obligations:
Series 2005-C17, Cl. A2, 4.782%, 3/15/42                                    10,760,000         10,641,305
Series 2005-C20, Cl. A5, 5.087%, 7/15/42 1                                   6,350,000          6,308,357
---------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., CMO Pass-Through
Certificates, Series 2005-AR5, Cl. A1, 4.681%, 5/25/35 1                     8,120,498          8,114,665
---------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities Trust, CMO, Series 2004-DD,
Cl. 2A1, 4.522%, 1/25/35 1                                                   4,297,533          4,284,389
                                                                                           --------------
                                                                                              179,916,640
---------------------------------------------------------------------------------------------------------
OTHER--0.6%
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial
Mtg. Pass-Through Certificates, Series 2005-LDP4, Cl. A2, 4.79%,
10/15/42                                                                     7,550,000          7,453,898
---------------------------------------------------------------------------------------------------------
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security:
Series 2002-3, Cl. IO, 3.168%, 8/15/32 3                                     5,040,647             93,950
Series 2003-1, Cl. IO, 3.648%, 11/15/32 3                                    9,992,095            164,530
---------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., CMO Pass-Through
Certificates, Series 2005-AR8, Cl. 2AB1, 4.629%, 7/25/45 1                   3,216,759          3,216,257
                                                                                           --------------
                                                                                               10,928,635


                                                                             PRINCIPAL
                                                                                AMOUNT              VALUE
---------------------------------------------------------------------------------------------------------
RESIDENTIAL--0.8%
Countrywide Alternative Loan Trust, CMO, Series 2005-J1, Cl. 3A1,
6.50%, 8/25/32                                                            $ 16,339,850     $   16,630,911
                                                                                           --------------
Total Mortgage-Backed Obligations (Cost $1,294,377,219)                                     1,284,782,638


6           |          OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund
STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--43.5%
---------------------------------------------------------------------------------------------------------
Fannie Mae Unsec. Nts.:
3.58%, 1/31/07 4                                                            36,630,000         34,838,646
3.69%, 10/5/07 4                                                            69,495,000         64,087,942
---------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds:
2.75%, 11/15/06                                                             52,400,000         51,531,575
2.875%, 5/22/06                                                             39,580,000         39,322,453
3.50%, 11/15/07                                                              6,470,000          6,326,612
Series 1Y06, 2.375%, 2/15/06                                                47,000,000         46,877,753
Series S706, 5.375%, 5/15/06                                                17,900,000         17,949,529
---------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
2.75%, 8/15/06                                                              65,735,000         64,994,298
3.625%, 9/15/06-2/15/07                                                    135,065,000        133,656,133
4.125%, 7/12/10                                                             18,430,000         17,990,352
4.375%, 11/16/07 5                                                          42,780,000         42,514,636
5.50%, 7/15/06                                                              39,716,000         39,910,926
6.625%, 9/15/09 6                                                           16,820,000         17,884,925
---------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
2.20%, 12/4/06                                                              81,700,000         79,860,606
3.01%, 6/2/06                                                                9,630,000          9,568,291
3.25%, 7/31/06                                                              18,305,000         18,160,299
4%, 2/28/07                                                                 14,690,000         14,566,766
4.625%, 1/15/08                                                             57,000,000         56,903,385
4.75%, 12/15/10                                                              8,240,000          8,249,097
5.50%, 2/15/06                                                               5,215,000          5,220,017
6%, 5/15/08-5/15/11                                                         47,030,000         49,341,532
6.625%, 9/15/09                                                              8,605,000          9,157,553
---------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
5.375%, 11/13/08                                                            18,205,000         18,542,284
Series A, 6.79%, 5/23/12                                                    17,048,000         18,891,202
                                                                                           --------------
Total U.S. Government Obligations (Cost $875,982,767)                                         866,346,812
---------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--3.9%
---------------------------------------------------------------------------------------------------------
Undivided interest of 6.43% in joint repurchase agreement
(Principal Amount/Value $1,203,488,000, with a maturity value of
$1,204,036,256) with UBS Warburg LLC, 4.10%, dated 12/30/05, to be repurchased at $77,476,279 on 1/3/06, collateralized by Federal
Home Loan Mortgage Corp., 5%--5.50%, 1/1/35--11/1/35, with a value of $565,118,538 and Federal National Mortgage Assn., 5.50%--6%,
11/1/34--1/1/36, with a value of $676,946,908 (Cost $77,441,000)            77,441,000         77,441,000
---------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with
Cash Collateral from Securities Loaned) (Cost $2,401,861,495)                               2,382,072,746


                                                                             PRINCIPAL
                                                                                AMOUNT              VALUE
---------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--0.3%
---------------------------------------------------------------------------------------------------------
Undivided interest of 0.19% in joint repurchase agreement
(Principal Amount/Value $3,150,000,000, with a maturity value of
$3,151,501,500) with Nomura Securities, 4.29%, dated 12/30/05, to be repurchased at $6,119,516 on 1/3/06, collateralized by U.S.
Agency Mortgages, 3.34%--9.50%, 6/1/08--5/1/38, with a value of
$3,213,000,000 7  (Cost $6,116,600)                                          6,116,600          6,116,600


7           |          OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund
STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Total Investments, At Value (Cost $2,407,978,095)                                119.9%     2,388,189,346
----------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                            (19.9)      (395,897,996)
                                                                           -------------------------------
Net Assets                                                                       100.0%    $1,992,291,350
                                                                           ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents the current interest rate for a variable or increasing rate security.

2. When-issued security or forward commitment to be delivered and settled after December 31, 2005. See accompanying Notes to Quarterly Statement of Investments.

3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $59,163,614 or 2.97% of the Fund's net assets as of December 31, 2005.

4. Zero coupon bond reflects effective yield on the date of purchase.

5. Partial or fully-loaned security. See accompanying Notes to Quarterly Statement of Investments.

6. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $17,332,002. See accompanying Notes to Quarterly Statement of Investments.

7. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes to Quarterly Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $    2,408,113,162
Federal tax cost of other investments                 13,015,361
                                              ------------------
Total federal tax cost                        $    2,421,128,523
                                              ==================

Gross unrealized appreciation                 $        8,642,358
Gross unrealized depreciation                        (29,519,481)
                                              ------------------
Net unrealized depreciation                   $      (20,877,123)
                                              ==================

NOTES TO FINANCIAL STATEMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their


8           |          OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund
STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of December 31, 2005, the Fund had purchased $366,553,071 of securities issued on a when-issued basis or forward commitment and sold $52,630,927 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements


9           |          OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund
STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of December 31, 2005, the Fund had outstanding futures contracts as follows:

                                                                                UNREALIZED
                             EXPIRATION   NUMBER OF     VALUATION AS OF       APPRECIATION
CONTRACT DESCRIPTION              DATES   CONTRACTS   DECEMBER 31, 2005     (DEPRECIATION)
------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                 3/22/06         846   $      96,602,625   $     1,461,896
U.S. Treasury Nts., 2 yr.       3/31/06       1,529         313,731,688           (18,583)
                                                                          ----------------
                                                                                1,443,313
                                                                          ----------------
CONTRACTS TO SELL
U.S. Treasury Nts., 5 yr.       3/22/06         606          64,444,313          (118,244)
U.S. Treasury Nts., 10 yr.      3/22/06       3,052         333,907,875        (2,358,305)
                                                                          ----------------
                                                                               (2,476,549)
                                                                          ----------------
                                                                          $    (1,033,236)
                                                                          ================

TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The unrealized gain (loss) related to the valuation of such contracts as well as the amount due to (owed by) the Fund at termination or settlement is combined and separately disclosed as an asset (liability) on the Statement of Assets and Liabilities in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of December 31, 2005, the Fund had entered into the following total return swap agreements:

SWAP                                                                               NOTIONAL   TERMINATION      UNREALIZED
COUNTERPARTY        SWAP DESCRIPTION                                                 AMOUNT          DATE    APPRECIATION
-------------------------------------------------------------------------------------------------------------------------
Goldman Sachs       Received or paid monthly. If the sum of the Lehman
Group, Inc. (The)   Brothers CMBS Index Payer Payment Amount and the
                    Floating Rate Payer Payment Amount is positive, the
                    Counterparty will pay such amount to the Fund. If the
                    sums are negative, then the Fund shall pay the
                    absolute value of such amount to the
                    Counterparty.                                            $   32,610,000        6/1/06   $      92,114

Abbreviations are as follows:

CMBS                Commercial Mortgage Backed Securities

INTEREST RATE SWAP CONTRACTS

The Fund may enter into an interest rate swap transaction to maintain a total return or yield spread on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The coupon payments are based on an agreed upon principal amount and a specified index. Because the principal amount


10          |          OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund
STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The unrealized gain (loss) related to the valuation of such contracts as well as the amount due to (owed by) the Fund at termination or settlement is combined and separately disclosed as an asset (liability) on the Statement of Assets and Liabilities in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Interest rate swaps are subject to credit risk (if the counterparty fails to meet its obligations) and interest rate risk. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes.

As of December 31, 2005, the Fund had entered into the following interest rate swap agreements:

                                          RATE PAID    RATE RECEIVED
             SWAP         NOTIONAL   BY THE FUND AT   BY THE FUND AT     FLOATING  TERMINATION     UNREALIZED
     COUNTERPARTY           AMOUNT    DEC. 31, 2005    DEC. 31, 2005   RATE INDEX         DATE   DEPRECIATION
-------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                             Three-
Capital Services,                                                           Month
Inc.                $    1,000,000             4.05%           1.895%       LIBOR       4/2/06   $     12,185

Index abbreviations are as follows:

LIBOR               London-Interbank Offered Rate

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of U.S. Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of December 31, 2005, the Fund had on loan securities valued at $9,019,710. Collateral of $9,183,301 was received for the loans, of which $6,116,600 was received in cash and subsequently invested in approved instruments.


11          |          OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited-Term Government Fund


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: February 14, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: February 14, 2006


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: February 14, 2006